U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.
Please print or type.


1
Name and address of issuer: Schwab Strategic Trust, 211 Main Street, San Francisco, CA 94105



2
Name of
each series or class of securities for which this Form is filed
(if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

Schwab U.S. REIT ETF
Fundamental US Broad Market Index ETF
Fundamental U.S. Large Company ETF
Fundamental U.S. Small Company ETF
Fundamental International Large Company ETF
Fundamental International Small Company ETF
Fundamental Emerging Markets Large Company ETF




3
Investment Company Act File Number: 	811-22311
Securities Act File Number: 	333-160595



4 (a)
Last day
of fiscal year for which this Form is filed:
February 28, 2014.



4 (b)
[  ]  Check box if this Form is
being filed late (i.e. more than 90 calendar days after the end of the issuer's fiscal year)
(See Instruction A.2).



Note: If the Form is being filed late,
interest must be paid on the registration fee due.



4 (c)
[  ]
Check box if this is the last time the issuer will be filing this Form.



5
Calculation of registration fee:





(i)
Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):
$650,588,022



   (ii)
Aggregate price
of securities redeemed or repurchased during the fiscal
year:
$60,397,404



 (iii)
Aggregate price of securities redeemed
or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:
 $0




(iv)
Total available redemption credits [add Items 5(ii) and 5(iii)]:
-$60,397,404



   (v)
Net sales - If Item 5(i) is greater
than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:
$590,190,618




(vi)
Redemption credits available for use in future years - if Item 5(i) is less than Item 5(iv)[subtract Item 5(iv) from Item
(5(i)]:
$0



(vii)
Multiplier for determining registration fee
(See instruction C.9):
x  0.0001288



(viii)
Registration fee due
[multiply Item 5(v) by Item 5(vii)] enter  " 0 "  if no fee is due.

=  $76,017



6
Prepaid Shares


If the response to Item 5(i) was
determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities
(number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.



7
Interest due - if this Form is being
filed more than 90 days after the end of the issuer's fiscal year
(See Instruction D):
+  $0



8
Total amount of the registration fee due
plus any interest due [line 5(viii) plus line 7]:
=  $76,017



9
Date the
registration fee and any interest payment was sent to the Commission's lockbox depository:






Method of Delivery:





	[ X ] Wire Transfer
	[  ] Mail or other means





SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By:
/s/ James Pierce

James Pierce

Assistant Treasurer, Schwab ETFs

Date: April 3rd, 2014